Other disclosures - Foreclosed real estate assets (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	€ 7,679	€ 7,615
Foreclosed properties | Spain
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	185
Foreclosed properties | Spain | Project Quasar Investments 2017, S.L.
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	155
Foreclosed equity instruments | Spain
Disclosure of detailed information about investment property [line items]
Investments accounted for using equity method	€ 14